Note 15 - Regulatory Restrictions (Detail) (USD $)	0 Months Ended		1 Months Ended	12 Months Ended			12 Months Ended					3 Months Ended
	Apr. 30, 2012	Apr. 17, 2012	Dec. 31, 2006	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012 Subsequent Event [Member] Pursuant to Regulatory Clearance [Member] One Investor [Member]	Dec. 31, 2012 Subsequent Event [Member] One Investor [Member]	Dec. 31, 2012 Subsequent Event [Member]	Dec. 31, 2011 Minimum Required for FDIC Memorandum of Understanding [Member] Emerald Bank [Member]	Dec. 31, 2011 Minimum Required for FDIC Memorandum of Understanding [Member] Middlefield Banking Company [Member]	Jun. 30, 2010 Minimum Required for FDIC Memorandum of Understanding [Member] Middlefield Banking Company [Member]	Dec. 31, 2009 Emerald Bank [Member]	Dec. 31, 2012 Emerald Bank [Member]	Dec. 31, 2011 Emerald Bank [Member]	Feb. 28, 2011 Emerald Bank [Member]	Dec. 31, 2010 Emerald Bank [Member]	Dec. 31, 2012 Middlefield Banking Company [Member]	Dec. 31, 2011 Middlefield Banking Company [Member]	Dec. 31, 2012 One Investor [Member]
Tier One Leverage Capital Required for Capital Adequacy to Average Assets										7.25%			4.00%	4.00%	9.00%		4.00%	4.00%
Nonperforming Assets Sold (in Dollars)												$ 5,800,000
Advances to Affiliate (in Dollars)														1,500,000		500,000
Tier One Leverage Capital to Average Assets									10.61%		6.25%		10.61%	9.92%			7.32%	6.75%
Tier One Risk Based Capital to Risk Weighted Assets											11.29%		14.16%	12.57%			12.04%	10.50%
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets										12.00%			4.00%	4.00%			4.00%	4.00%
Reserves Required by Federal Reserve Bank (in Dollars)				5,419,000	7,063,000
Amount Available for Payment of Dividends (in Dollars)													$ 144,000				$ 8,077,000
Stock Issued During Period, Shares, New Issues (in Shares)	103,585	93,050	248,000	138,150			196,635	13,320
Noncontrolling Interest, Ownership Percentage by Parent							9.90%
Maximum Ownership of Stock						24.99%													10.00%